Not FDIC Insured May Lose Value No Bank Guarantee
711-Q1PH

Schedule of Investments
(unaudited)
Templeton Developing Markets Trust 2
Notes to Schedule of Investments 6

Templeton Developing Markets Trust
Schedule of Investments (unaudited), March 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

I
a a Industry Shares a Value
a
Common Stocks 92.4%
Brazil 3.8%
a
Americanas SA .................. Internet & Direct Marketing Retail 1,339,834 $ 9,186,677
a
Americanas SA .................. Internet & Direct Marketing Retail 34,498 232,699
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 1,380,782 4,555,390
a
M Dias Branco SA ................ Food Products 591,300 3,057,175
TOTVS SA ..................... Software 135,080 1,031,996
Vale SA ........................ Metals & Mining 1,330,203 26,705,463
a
XP, Inc., A ...................... Capital Markets 119,181 3,587,348
48,356,748
Cambodia 0.4%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 5,263,638 4,663,312
China 26.9%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 5,455,830 74,454,620
a
Baidu, Inc., A .................... Interactive Media & Services 489,832 8,644,942
a,b
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 37,797,200 12,430,037
a
Chervon Holdings Ltd. ............. Household Durables 154,600 1,068,351
China Merchants Bank Co. Ltd., A .... Banks 4,720,266 34,640,985
China Resources Cement Holdings Ltd. Construction Materials 15,598,694 12,930,705
China Resources Land Ltd. ......... Real Estate Management & Development 966,410 4,474,649
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 2,489,319 1,929,099
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 361,918 14,954,452
c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 5,236,300 5,221,178
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 2,125,698 31,229,021
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,911,500 4,071,338
a
JD.com, Inc., A .................. Internet & Direct Marketing Retail 54,528 1,549,417
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 3,522,225 6,412,613
Longshine Technology Group Co. Ltd., A Software 1,960,199 8,543,152
NetEase , Inc. ................... Entertainment 536,825 9,685,870
Ping An Bank Co. Ltd., A ........... Banks 3,816,533 9,212,697
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 1,358,487 9,497,331
a
Prosus NV ..................... Internet & Direct Marketing Retail 381,866 20,596,002
Tencent Holdings Ltd. ............. Interactive Media & Services 1,045,798 48,205,680
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 2,021,971 9,846,999
Uni -President China Holdings Ltd. .... Food Products 9,720,998 8,435,827
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 1,230,263 2,384,840
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 558,120 4,431,837
344,851,642
Egypt 0.1%
a
E-Finance for Digital & Financial
Investments ................... IT Services 1,206,451 1,164,794
Hong Kong 0.3%
Techtronic Industries Co. Ltd. ....... Machinery 255,600 4,095,115
Hungary 0.7%
Richter Gedeon Nyrt . ............. Pharmaceuticals 436,594 9,231,457
India 9.2%
a
ACC Ltd. ....................... Construction Materials 94,125 2,650,578

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 206,807 $ 13,590,220
ICICI Bank Ltd. .................. Banks 7,549,867 71,865,685
Infosys Ltd. ..................... IT Services 571,004 14,270,709
Tata Consultancy Services Ltd. ...... IT Services 329,598 16,165,658
118,542,850
Indonesia 0.9%
Astra International Tbk . PT ......... Automobiles 26,042,104 11,916,406
Mexico 1.7%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 3,726,457 19,526,635
a,c
Nemak SAB de CV, 144A, Reg S .... Auto Components 8,826,866 2,378,569
21,905,204
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 4,545,687 2,785,706
Peru 0.5%
d
Intercorp Financial Services, Inc. ..... Banks 189,791 6,557,279
Philippines 0.3%
BDO Unibank , Inc. ............... Banks 1,411,517 3,605,945
Russia 0.0%
b
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 538,344 —
b
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 414,906 —
b
Sberbank of Russia PJSC, ADR ..... Banks 1,264,685 —
a,b,c
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 134,941 —
a,b
Yandex NV, A ................... Interactive Media & Services 424,692 —
—
Saudi Arabia 0.1%
a,c
Delivery Hero SE, 144A, Reg S ...... Internet & Direct Marketing Retail 30,900 1,346,923
South Africa 0.9%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 3,416,043 10,716,466
Netcare Ltd. .................... Health Care Providers & Services 230,000 253,308
10,969,774
South Korea 22.5%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 386,780 9,929,906
KT Skylife Co. Ltd. ............... Media 452,147 3,297,438
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 131,829 5,049,095
LG Chem Ltd. ................... Chemicals 11,596 5,055,990
LG Corp. ....................... Industrial Conglomerates 464,355 29,096,911
NAVER Corp. ................... Interactive Media & Services 178,070 49,382,653
POSCO Holdings, Inc. ............ Metals & Mining 70,371 16,843,259
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,317,273 132,311,445
Samsung Life Insurance Co. Ltd. ..... Insurance 404,073 21,834,168
Soulbrain Co. Ltd. ................ Chemicals 74,700 14,936,854
287,737,719
Taiwan 16.9%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 3,598,695 13,222,795
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 14,015 916,776
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 1,443,501 44,953,122

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 7,688,533 $ 157,826,301
216,918,994
Thailand 2.1%
Kasikornbank PCL ............... Banks 3,398,366 16,392,040
Kiatnakin Phatra Bank PCL ......... Banks 2,718,641 5,613,506
Thai Beverage PCL ............... Beverages 9,206,700 4,844,502
26,850,048
United Kingdom 1.5%
Unilever plc ..................... Personal Products 415,729 18,876,694
United States 3.4%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 264,642 23,730,448
Genpact Ltd. .................... IT Services 443,815 19,310,391
43,040,839
Total Common Stocks (Cost $944,248,229) .....................................
1,183,417,449
a
Preferred Stocks 5.9%
Brazil 5.9%
e
Banco Bradesco SA, ADR, 3.97% .... Banks 6,199,055 28,763,615
e
Itau Unibanco Holding SA, ADR, 2.36% Banks 4,414,091 25,204,459
e
Petroleo Brasileiro SA, 16.9% ....... Oil, Gas & Consumable Fuels 3,145,939 22,098,903
76,066,977
Total Preferred Stocks (Cost $75,153,267) ......................................
76,066,977
a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,019,401,496) .............................
1,259,484,426
Short Term Investments 1.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.4%
United States 1.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 17,939,936 17,939,936
Total Money Market Funds (Cost $17,939,936) ..................................
17,939,936

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 333,494 $ 333,494
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$333,494) ...................................................................
333,494
a a a a a
Total Short Term Investments (Cost $18,273,430 ) ................................
18,273,430
a a a
a
Total Investments (Cost $1,037,674,926) 99.7% ..................................
$1,277,757,856
Other Assets, less Liabilities 0.3% .............................................
3,408,634
Net Assets 100.0% ...........................................................
$1,281,166,490
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $13,378,507, representing 1.0% of net assets.
d
A portion or all of the security is on loan at March 31, 2022.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2022, the Fund had 0.0% of its net assets invested in Russia.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2022, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 5,912,137 $ 66,152,789 $ (54,124,990) $ — $ — $ 17,939,936 17,939,936 $ 192

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $6,527,103 $(6,193,609) $— $— $333,494 333,494 $13
Total Affiliated Securities ... $5,912,137 $72,679,892 $(60,318,599) $— $— $18,273,430 $205
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 48,356,748 $ — $ — $ 48,356,748
Cambodia ............................ — 4,663,312 — 4,663,312
China ............................... 24,801,451 307,620,154 12,430,037 344,851,642
Egypt ............................... — 1,164,794 — 1,164,794
Hong Kong ........................... — 4,095,115 — 4,095,115
Hungary ............................. 9,231,457 — — 9,231,457
India ................................ — 118,542,850 — 118,542,850
Indonesia ............................ 11,916,406 — — 11,916,406
Mexico .............................. 21,905,204 — — 21,905,204
Pakistan ............................. — 2,785,706 — 2,785,706
Peru ................................ 6,557,279 — — 6,557,279
Philippines ........................... — 3,605,945 — 3,605,945
Russia .............................. — — —
a
—
Saudi Arabia .......................... — 1,346,923 — 1,346,923
South Africa .......................... 10,969,774 — — 10,969,774
South Korea .......................... — 287,737,719 — 287,737,719
Taiwan .............................. — 216,918,994 — 216,918,994
5. Investments in Affiliated Management Investment Companies
(continued)

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of th e S chedule of Investments and determined that no events have occurred that req uire disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust (continued)
Assets:
Investments in Securities:
Common Stocks:
Thailand ............................. $ — $ 26,850,048 $ — $ 26,850,048
United Kingdom ....................... — 18,876,694 — 18,876,694
United States ......................... 43,040,839 — — 43,040,839
Preferred Stocks ........................ 76,066,977 — — 76,066,977
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 18,273,430 — — 18,273,430
Total Investments in Securities ........... $271,119,565 $994,208,254
b
$12,430,037 $1,277,757,856
a
Includes securities determined to have no value at March 31, 2022.
b
Includes foreign securities valued at $994,208,254, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.